CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ 30,531,711	$ (258,682,725)	$ (413,262,114)
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities:
Depreciation and amortization	22,506,645	13,168,207	18,267,515
Stock-based compensation expenses		568,047	3,413,610
Deferred tax (benefit)/expenses	(98,128,752)	92,635,419	(81,124,977)
Amortization of deferred charges	7,739,849	5,728,866	3,242,398
Share of loss of equity investees	17,914,070	26,166,538	23,345,765
Exchange loss/(gain)	(13,482,057)	(39,952,338)	9,707,463
Changes in unrecognized tax benefit	11,044,674	6,298,039	29,025,853
Gain on extinguishment of debt (Note 12)	(169,932,886)	(9,620,914)	0
Loss on short-term investments	7,626,097	71,675,454	30,203,357
Gain on disposal of property held for lease		(5,687,312)
Proceeds from disposal of short-term investments		359,025
Purchase of trading securities			(109,303,567)
Gain on modification of debt	(26,372,965)
Allowance for doubtful accounts	2,082,081	2,119,346	2,781,268
Impairment loss on goodwill		1,481,006	4,355,469
Impairment loss on intangible assets			14,295,790
Others	3,404,181	(64,687)	3,834,826
Changes in operating assets and liabilities:
Accounts receivable	(14,027,916)	22,272,540	37,981,853
Real estate properties development completed and under development	(53,100,033)	(506,304,362)	647,900,818
Contract assets	18,055,825	(18,682,950)	(5,940,218)
Real estate properties held for lease	13,493,374	(51,502,401)	26,897,517
Advances to suppliers	13,595,505	61,413,770	(76,248,232)
Other receivables	(2,456,245)	(103,913,042)	83,761,147
Deposits for land use rights	1,326,894	(1,182,046)	43,725,198
Other deposits and prepayments	57,657,023	15,076,597	(34,882,024)
Other current assets	6,975,279	(6,456,006)	2,359,210
Amounts due from related parties	7,825,323	47,297,291	(33,014,545)
Amounts due from employees	405,575	(47,565)	(997,298)
Other assets	769,425	14,383,358	(20,542,642)
Accounts payable	89,556,104	(94,511,442)	(128,043,926)
Customer deposits	(522,223,988)	210,848,409	143,204,992
Income tax payable	58,023,234	13,392,278	(35,014,314)
Other payables and accrued liabilities	258,398,911	(29,962,164)	(51,513,133)
Payroll and welfare payable	(1,980,925)	2,392,037	(3,059,265)
Amounts due to related parties	2,000,000	(10,979,186)	251,053
Net cash provided by/(used in) operating activities	(270,773,987)	(530,272,913)	135,608,847
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	82,512	3,264,138	7,052,259
Purchase of property and equipment	(372,937)	(28,681)	(2,058,162)
Acquisition of subsidiaries, net of cash acquired (Note 9)		510,108,525
Acquisition of long-term investments	414,661		(27,768,648)
Purchase of Investment product	(1,411,891)
Proceeds of sales of equity interest of subsidiaries	180,702
Loan to employees		554,309
Net cash (used in)/provided by investing activities	(1,106,953)	513,898,291	(22,774,551)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares	1,595,830
Purchase of treasury shares (Note 19)	(731,871)
Dividends to shareholders		(4,661,341)	(4,055,664)
Amounts due to related parties	5,432,379	(4,068,750)	44,288,546
Repayments of short-term bank loans and current portion of long-term bank loans	(110,453,807)	(205,502,651)	(790,322,990)
Proceeds from short-term bank loans and current portion of long-term bank loans		5,825,838	193,848,327
Repayment of long-term bank loans		(38,472,000)	(183,056,732)
Proceeds from long-term bank loans	20,314,059	83,335,835	339,581,996
Repayment of other short-term debt		(4,059,023)	(11,572,583)
Proceeds from other short-term debt		85,768,101	17,689,487
Repayment of other long-term debt		(98,522,299)	(891,457,400)
Proceeds from other long-term debt	36,508,218	124,661,778	610,114,087
Payment of financing cost			(6,947,448)
Payment of principal from finance lease		(5,207,694)	(1,916,297)
Proceeds from mandatorily redeemable non-controlling interests	42,171	475,728	1,070,310
Contributions from non-controlling interests, net			5,659,417
Net cash used in financing activities	(47,293,021)	(60,426,478)	(677,076,944)
NET(DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(319,173,961)	(76,801,100)	(564,242,648)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(10,733,108)	(82,342,346)	24,132,269
Cash, cash equivalents and restricted cash, at beginning of year	560,728,309	719,871,755	1,259,982,134
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, AT END OF YEAR	230,821,240	560,728,309	719,871,755
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Cash and cash equivalents	129,243,923	283,131,542	426,399,881
Restricted cash	101,577,317	277,596,767	293,471,874
Incomes taxes paid	44,064,294	99,120,026	99,120,026
Interest paid	$ 34,991,943	$ 112,037,414	$ 261,746,433